Commitments and Contingencies - Additional Information (Detail)	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 FIN Electronic Cigarette	Mar. 31, 2014 2014 Private Placements
Loss Contingencies [Line Items]
Registration Statement, agreement	If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages in cash to each Purchaser in the amount equal to 2% of the purchase price paid for the Notes and Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.	If the Registration Statement is not filed or declared effective as indicated, the Company is required to pay partial liquidated damages in cash in an amount equal to 2% of the value of the shares issued as consideration for each 30-day period for which the Company is non-compliant.	If the Registration Statement is not filed or declared effective as indicated, the Company is required to pay partial liquidated damages in cash in an amount equal to 2% of the purchase price paid for the notes and warrants for each 30-day period for which the Company is non-compliant.